ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,123,292	$ 153,890	¥ 1,213,767
Short-term investments	45,457	6,228
Accounts receivable, net of allowance of RMB5,926 and RMB5,565 (US$762) as of December 31, 2023 and 2024, respectively	52,030	7,128	60,832
Inventories, net	23,475	3,216	16,518
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	2,051	281	1,810
Prepayments and other current assets	89,512	12,263	89,511
Total current assets	1,335,817	183,006	1,382,438
Non-current assets
Property and equipment, net	3,476	476	6,169
Intangible assets, net	16,429	2,251	23,245
Operating lease right-of-use assets	14,885	2,039	3,648
Long-term investment	26,333	3,608	26,333
Other non-current assets	22,701	3,110	8,662
Total non-current assets	83,824	11,484	68,057
Total assets	1,419,641	194,490	1,450,495
Current liabilities
Accounts payable	30,233	4,142	22,139
Deferred revenue and customer advances	283,251	38,805	318,587
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	1,734	238	4,428
Accrued expenses and other current liabilities	126,501	17,331	143,677
Current operating lease liabilities	3,661	502	1,927
Total current liabilities	447,544	61,314	490,758
Non-current liabilities
Non-current operating lease liabilities	11,252	1,542	1,933
Total non-current liabilities	11,252	1,542	1,933
Total liabilities	458,796	62,856	492,691
Allowance for credit losses	5,569	763	5,926	$ 812	¥ 5,407	¥ 381
Related Party
Current assets
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	2,051	281	1,810
Current liabilities
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	1,734	238	4,428
VIE
Current assets
Cash and cash equivalents	698,463	95,689	739,750
Short-term investments	30,900	4,233
Accounts receivable, net of allowance of RMB5,926 and RMB5,565 (US$762) as of December 31, 2023 and 2024, respectively	48,375	6,627	57,517
Inventories, net	23,957	3,282	17,084
Prepayments and other current assets	81,395	11,151	83,200
Total current assets	1,056,082	144,682	1,017,618
Non-current assets
Property and equipment, net	3,298	452	5,935
Intangible assets, net	15,269	2,092	17,033
Operating lease right-of-use assets	14,885	2,039	3,648
Long-term investment	26,333	3,608	26,333
Other non-current assets	21,345	2,924	6,033
Total non-current assets	81,130	11,115	58,982
Total assets	1,137,212	155,797	1,076,600
Current liabilities
Accounts payable	26,632	3,649	21,702
Deferred revenue and customer advances	280,705	38,456	317,270
Accrued expenses and other current liabilities	100,213	13,729	106,256
Current operating lease liabilities	3,661	502	1,927
Total current liabilities	413,176	56,605	456,144
Non-current liabilities
Non-current operating lease liabilities	11,252	1,542	1,933
Total non-current liabilities	11,252	1,542	1,933
Total liabilities	424,428	58,147	458,077
Allowance for credit losses	5,565	762	5,926
Net asset	712,784	97,650	618,523
VIE | Related Party
Current assets
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	172,992	23,700	120,067
Current liabilities
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	1,965	269	8,989
VIE | Affiliated Entity
Current assets
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	171,522	23,498	118,806
Current liabilities
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	403	$ 55	4,943
VIE | Asset pledged as collateral without right
Non-current assets
Total assets	¥ 0		¥ 0